Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions on taxes other than income tax, fines and penalties	Other provisions	Total
At December 31, 2017	3,992	2,290	576	315	7,173
Arising	—	1,516	199	905	2,620
Utilised	(77)	(273)	—	(256)	(606)
Revision in estimated cash flow and discount rate change	(309)	—	—	—	(309)
Unused amounts reversed	—	(646)	(188)	(20)	(854)
Unwinding of discount	302	—	—	—	302
Exchange differences	—	215	(4)	4	215

At December 31, 2018	3,908	3,102	583	948	8,541

Current	189	3,102	583	948	4,822
Non-current	3,719	—	—	—	3,719
Arising	—	1,346	980	—	2,326
Utilised	(30)	(264)	—	(722)	(1,016)
Revision in estimated cash flow and discount rate change	1,180	—	—	—	1,180
Unused amounts reversed	—	(1,200)	(9)	(197)	(1,406)
Unwinding of discount	345	—	—	—	345
Exchange differences	—	(150)	(19)	(5)	(174)

At December 31, 2019	5,403	2, 834	1,535	24	9,796

Current	165	2, 834	1,535	24	4,558
Non-current	5,238	—	—	—	5,238
Arising	—	3,037	665	252	3,954
Utilised	(18)	(567)	(27)	(20)	(632)
Revision in estimated cash flow and discount rate change	233	—	—	—	233
Unused amounts reversed	—	(572)	(1,249)	—	(1,821)
Unwinding of discount	311	—	—	—	311
Discontinued operations	(940)	(61)	—	—	(1,001)
Exchange differences	—	246	32	1	279

At December 31, 2020	4,989	4,917	956	257	11,119

Current	187	4,917	956	257	6,317
Non-current	4,802	—	—	—	4,802